Prepaid expenses (Tables)	12 Months Ended
Dec. 31, 2023
Prepaid expenses
Schedule of prepaid expenses

	December 31,	December 31,
	2023	2022
Prepayments to hub partners	10,734	5,109
Prepayments to suppliers	4,394	4,145
Software licensing	2,292	389
Prepayments to employees	1,986	-
Insurance	304	208
Costs related to future issuances	-	8,070
Prepaid expenses	19,710	17,921